Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
STMICROELECTRONICS N.V.
VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency—millions of U.S. dollars)
2023
Accounts Receivable	$21	$—	$—	$(2)	$19
Deferred Tax Assets	$416	$5	$360	$1	$782
2022
Accounts Receivable	$19	$—	$—	$2	$21
Deferred Tax Assets	$576	$(19)	$(140)	$(1)	$416
2021
Accounts Receivable	$16	$—	$—	$3	$19
Deferred Tax Assets	$638	$(24)	$(2)	$(36)	$576